OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2013	2014

Government authorities	$12	$20
Prepaid expenses	60	23
Lease deposits	41	8
Related parties	6	10
Others	28	14

	$147	$75